Financial Risk Management - Loans and Advances by Industry Sector (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 121,716,465	¥ 111,891,134
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	123,186,120	113,143,827
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	71,162,406	67,690,579
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	16,426,993	15,886,487
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 11,008,530	¥ 10,784,572